Long-term debt: (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 24, 2015 USD ($)	Mar. 22, 2013 MXN ($)	Mar. 22, 2013 USD ($)
Long	$ 6,957,678		$ 7,149,177,000
Fair value	7,392,772		10,791,338
Senior secured notes due on March 22, 2035 [Member]
Credit line	7,333,536		7,489,465		$ 400,000	$ 400,000	$ 50,000	$ 4,471,000	$ 350,000
Intererst	(51,268)	$ 9,831	126,712	$ 6,444
Short	324,590		340,288
Long	6,957,678		7,149,177
Fair value	$ 7,509,065		$ 6,766,798,000